Document and Entity Information	3 Months Ended
Oct. 31, 2011
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Document Period End Date	Oct. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company